Trade Payables and Other- Summary of Trade Payables and Other Footnotes (Details) $ in Millions	Dec. 31, 2023 USD ($)
Horizon Copper Corp.
Disclosure Of Trade And Other Payables [Line Items]
Payables to related parties	$ 1.9